Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

	Pay Versus Performance
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(5)	Net Income (Loss) ($ Thousands)
2025	747,821	739,010	408,114	405,941	15.13	149,049
2024	633,279	611,533	631,816	599,385	31.50	(18,957)

(1)	J. Mel Sorensen, M.D. served as the Company’s principal executive officer for the entirety of 2024 and 2025 and the Company’s other named executive officers for the applicable years were as follows:
-	2025: Joel Sussman.
-	2024: Joel Sussman; Christopher Degnan; and Jennifer Evans Stacey.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Dr. Sorensen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers for the applicable year other than the principal executive officer for such years.

(3)
Amounts reported in this column represent the compensation actually paid to Dr. Sorensen as the Company’s Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	PEO
	2025	2024
Summary Compensation Table - Total Compensation(a)	747,821	633,279
- Grant Date Fair Value of Option Awards Granted in Fiscal Year(b)	(114,342)	—

	PEO
	2025	2024
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year(c)	93,664	—
+ Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(d)	(1,466)	(16,236)
+ Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	16,512	—
+ Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	(3,179)	(5,510)
- Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
= Compensation Actually Paid	739,010	611,533

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the option awards granted to Dr. Sorensen during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end
of Dr. Sorensen’s outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by Dr. Sorensen as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e)
Represents the aggregate fair value at vesting of the option awards that were granted to Dr. Sorensen and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award held by Dr. Sorensen that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Dr. Sorensen in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average(a)
	2025	2024
Summary Compensation Table—Total Compensation(b)	408,114	631,816
- Grant Date Fair Value of Option Awards Granted in Fiscal Year(c)	(38,114)	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year(d)	31,221	—
+ Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(e)	(219)	(2,658)

	Other Named Executive Officers Average(a)
	2025	2024
+ Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	5,504	—
+ Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(565)	(20,154)
- Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	—	(9,619)
= Compensation Actually Paid	405,941	599,385

(a)	Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the option awards granted to the reported named executive officers during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported named executive officers’ outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by the reported named executive officers as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)
Represents the average aggregate fair value at vesting of the option awards that were granted to the reported named executive officers and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2023 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote
(1)	J. Mel Sorensen, M.D. served as the Company’s principal executive officer for the entirety of 2024 and 2025 and the Company’s other named executive officers for the applicable years were as follows:
-	2025: Joel Sussman.
-	2024: Joel Sussman; Christopher Degnan; and Jennifer Evans Stacey.

PEO Total Compensation Amount	$ 747,821	$ 633,279
PEO Actually Paid Compensation Amount	$ 739,010	611,533
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to Dr. Sorensen as the Company’s Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	PEO
	2025	2024
Summary Compensation Table - Total Compensation(a)	747,821	633,279
- Grant Date Fair Value of Option Awards Granted in Fiscal Year(b)	(114,342)	—

	PEO
	2025	2024
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year(c)	93,664	—
+ Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(d)	(1,466)	(16,236)
+ Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	16,512	—
+ Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	(3,179)	(5,510)
- Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
= Compensation Actually Paid	739,010	611,533

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the option awards granted to Dr. Sorensen during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end
of Dr. Sorensen’s outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by Dr. Sorensen as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e)
Represents the aggregate fair value at vesting of the option awards that were granted to Dr. Sorensen and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award held by Dr. Sorensen that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Non-PEO NEO Average Total Compensation Amount	$ 408,114	631,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ 405,941	599,385
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Dr. Sorensen in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average(a)
	2025	2024
Summary Compensation Table—Total Compensation(b)	408,114	631,816
- Grant Date Fair Value of Option Awards Granted in Fiscal Year(c)	(38,114)	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year(d)	31,221	—
+ Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(e)	(219)	(2,658)

	Other Named Executive Officers Average(a)
	2025	2024
+ Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	5,504	—
+ Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(565)	(20,154)
- Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	—	(9,619)
= Compensation Actually Paid	405,941	599,385

(a)	Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the option awards granted to the reported named executive officers during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported named executive officers’ outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by the reported named executive officers as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)
Represents the average aggregate fair value at vesting of the option awards that were granted to the reported named executive officers and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 15.13	31.5
Net Income (Loss)	$ 149,049,000	(18,957,000)
PEO Name	J. Mel Sorensen, M.D.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (114,342)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,664	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,466)	(16,236)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,512	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,179)	(5,510)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,114)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,221	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219)	(2,658)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,504	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(565)	(20,154)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (9,619)